Other Gains (Losses) (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives [member]
Disclosure of other gains losses [Line Items]
Payments from contracts held for dealing or trading purpose	$ 7,508,815	$ 11,391,103	$ 9,698,871